Cash flows reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities:
Income before income taxes	$ 11,151	$ 19,781	$ 29,541
Adjusted for:
Equity results and other results in associates and joint ventures	1,108	(305)	1,271
Impairment (impairment reversal) and results on disposal of non-current assets, net	266	(773)	426
Provisions related to Brumadinho	461	400	201
Provision for de-characterization of dams	153	72	1,725
Depreciation, depletion and amortization	3,070	3,171	3,034
Financial results, net	1,946	(2,268)	(3,119)
Changes in assets and liabilities:
Accounts receivable	197	(325)	1,029
Inventories	(214)	45	(503)
Suppliers and contractors	637	495	251
Other assets and liabilities, net	(1,523)	(1,531)	(442)
Cash flow from operations	$ 17,252	$ 18,762	$ 33,414